Income Tax Expenses - Summary of Income Tax Expenses (Recovery) Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	$ 3,385	$ 5,399
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at January 1	32,059	26,054
Increases for positions related to the current year	1,200
Changes for positions taken in prior years	15,781	1,701
Decreases related to statute of limitations	(1,646)	(1,095)
Balance of unrecognized tax benefits as at December 31	$ 49,579	$ 32,059